Leases - Schedule of Weighted Average Lease Term and Discount Rates for Operating and Financing Leases (Details) (10-K)	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Leases, Weighted Average Remaining Lease Terms (years)	9 years 10 months 14 days	10 years 7 months 17 days
Operating Leases, Weighted Average Discount Rate	7.86%	7.83%
Finance Leases, Weighted Average Remaining Lease Terms (years)	17 years 5 months 5 days	18 years 8 months 5 days
Finance Leases, Weighted Average Discount Rate	8.00%	8.00%